Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following at December 31:

in thousands	2013	2012
Machinery and equipment	$58,443	$45,034
Buildings and improvements	34,820	22,501
Computer equipment and software	31,103	19,873
Office equipment	4,324	3,785
Furniture and fixtures	5,606	5,019
Land	12,906	8,772
	147,202	104,984
Accumulated depreciation and amortization	(61,439)	(46,523)
	85,763	58,461
Capital work-in-progress	5,242	3,609
	$91,005	$62,070